Financing Receivables (Summary of the Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Loans at Banks [Member] USD ($)	Mar. 31, 2011 Loans at Banks [Member] JPY (¥)	Mar. 31, 2010 Loans at Banks [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2010 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2010 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] USD ($)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2010 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Fair Value Option [Member] USD ($)		Mar. 31, 2011 Fair Value Option [Member] JPY (¥)		Mar. 31, 2010 Fair Value Option [Member] JPY (¥)
Loans receivable	$ 15,361	¥ 1,271,284	¥ 1,310,375	$ 3,870	¥ 320,296	¥ 264,058	$ 2,500	¥ 206,910	¥ 169,706	$ 100	¥ 8,281	¥ 23,638	$ 8,891	¥ 735,797	¥ 852,973
Loans receivable carried at fair value	15,290	1,265,000	1,299,000													6,696	[1]	554,180	[1]	692,232	[1]
Loans receivable carried at amortized cost	8,665	717,104	618,143
Advances to affiliated companies	$ 154	¥ 12,766	¥ 3,632

[1]	Accounted for at fair value through election of the fair value option